June 4, 2026

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Government Cash Management Funds

-BNY Dreyfus Government Cash Management
-BNY Dreyfus Government Securities Cash Management
(together, the "Funds")
 1933 Act File No.: 2-89359
 1940 Act File No.: 811-03964
 CIK No.: 0000740766

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 84 to the Registration Statement, electronically filed with the Securities and Exchange Commission on May 29, 2026.

Please address any comments or questions to my attention at (412) 234-2057.

Sincerely,

/s/ Vickie Proudley
Vickie Proudley
Specialist Paralegal II